Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 148